Financial Instruments and Risk Management - Schedule of Foreign Currencies (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
United States Dollar [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM (69,385)	RM 86,376	RM (276,362)
Chinese Yuan Renminbi [Member]
Schedule of Foreign Currencies [Line Items]
Foreign currency	RM (214,708)	RM (537,591)	RM (1,074,491)